Related Party Transactions - Summary of aggregate amounts Payable to Key Management Personnel (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Aggregate top-up pension obligation	€ 59	€ 68	€ 72
Aggregate termination benefits and lump-sum retirement benefits	€ 10	€ 9	€ 8